Offerings	Feb. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Senior Notes due 2036 of Voya
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,284,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,141.12
Offering Note	The maximum aggregate amount of the securities to which the prospectus relates is $
399,284,000
. The prospectus is a final prospectus for the related offering. Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Holdings being registered.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees
Offering Note	The maximum aggregate amount of the securities to which the prospectus relates is $
399,284,000
. The prospectus is a final prospectus for the related offering. Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Holdings being registered.